Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2021
Summary of significant accounting policies
Schedule of property plant and equipment useful life

Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years

Schedule of finite-lived intangible assets, useful life

Useful life
Patents	10 years
Software	10 years